Information about financial instruments - Schedule of Financial Assets and Financial Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Carrying amount
Total financial assets	$ 15,182	$ 20,256	$ 20,054
Total current	14,391	19,483	19,246
Total non-current	791	773	808
Fair value
Total financial assets	15,182	20,256	20,054
Total current	14,391	19,483	19,246
Total non-current	791	773	808
Carrying amount
Total financial liabilities	96,970	77,634	85,391
Total current	92,484	21,556	27,631
Total non-current	4,486	56,078	57,760
Fair value
Total financial liabilities	96,803	76,815	85,511
Total current	92,317	21,556	27,631
Total non-current	4,486	55,259	57,880
Convertible debt
Carrying amount
Total financial liabilities	0	3,203	10,081
Fair value
Total financial liabilities	3	3,203	10,081
Cash, cash equivalents and short-term investments
Carrying amount
Total financial assets	5,705
Fair value
Total financial assets	5,705	10,671	4,835
Lease liability
Carrying amount
Total financial liabilities	3,116	3,569	4,620
Fair value
Total financial liabilities	3,116	3,569	4,620
Interest-bearing loans and borrowings: | Interest-bearing receivables financing
Carrying amount
Total financial liabilities	9,544	7,723	9,518
Fair value
Total financial liabilities	9,544	7,723	9,518
Interest-bearing loans and borrowings: | Convertible debt
Carrying amount
Total financial liabilities	52,278	43,455	36,373
Fair value
Total financial liabilities	52,111	42,636	36,493
Interest-bearing loans and borrowings: | Venture debt
Carrying amount
Total financial liabilities	8,922	0	0
Fair value
Total financial liabilities	8,922	0	0
Interest-bearing loans and borrowings: | Government loans
Carrying amount
Total financial liabilities	4,337	5,171	6,001
Fair value
Total financial liabilities	4,337	5,171	6,001
Interest-bearing loans and borrowings: | Research project financing
Carrying amount
Total financial liabilities	2,489	3,383	3,868
Fair value
Total financial liabilities	2,489	3,383	3,868
Trade and other payables (current and non current) | Trade and other payables (current and non current)
Carrying amount
Total financial liabilities	16,281	11,130	14,880
Fair value
Total financial liabilities	16,281	11,130	14,880
Financial instruments at fair value through other comprehensive income | Cash flow hedges
Carrying amount
Total financial liabilities	0	0	50
Fair value
Total financial liabilities	0	0	50
Trade and other receivables | Trade receivables and contract assets
Carrying amount
Total financial assets	8,612	8,670	14,411
Fair value
Total financial assets	8,612	8,670	14,411
Deposits and other receivables | Deposits
Carrying amount
Total financial assets	431	436	451
Fair value
Total financial assets	431	436	451
Other financial assets | Long-term investments
Carrying amount
Total financial assets	360	337	357
Fair value
Total financial assets	360	337	357
Financial instruments at fair value through other comprehensive income | Cash flow hedges
Carrying amount
Total financial assets	74	142	0
Fair value
Total financial assets	$ 74	142	0
Cash, cash equivalents and short-term investments | Cash, cash equivalents and short-term investments
Carrying amount
Total financial assets		$ 10,671	$ 4,835